Exhibit 99.1
RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	12/31/2012

This report contains information regarding RBC Covered Bond Programme's Cover Pool as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.

The Guarantor LP has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme.  For defined terms, please see page 204 and following of the Global Covered Bond Prospectus ("Global Prospectus") approved by the United Kingdom Listing Authority and published on April 16, 2011 on the website of the Regulatory News Service operated by the London Stock Exchange at http://www.londonstockexchange.com/exchange/news/market-news/market-news-detail.html?announcementId=10835765 under Royal Bank of Canada and the headline "Publication of Prospectus" or the registration statement filed with the United States Securities and Exchange Commission under File No. 333-181552.  The most recent version of the prospectus filed with the SEC (the "U.S. Prospectus") is available through the SEC's EDGAR system at http://www.sec.gov/cgi-bin/browse-edgar?company=&match=&CIK=&filenum=333-181552&State=&Country=&SIC=&owner=exclude&Find=Find+Companies&action=getcompany

The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

In this report, currency amounts are stated in Canadian dollars (“$”), unless specified otherwise.

Program Information

	Initial	C$
Series	Principal Amount	Equivalent	Maturity Date	Coupon Rate	Rate Type
CB2	€ 1,250,000,000	$1,883,750,000	1/22/2018	4.625%	Fixed
CB3	$750,000,000	$750,000,000	11/10/2014	3.270%	Fixed
CB4	$850,000,000	$850,000,000	3/16/2015	3.180%	Fixed
CB5	US$1,500,000,000	$1,507,650,000	4/14/2015	3.125%	Fixed
CB6	$1,100,000,000	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	$557,485,000	4/21/2021	2.250%	Fixed
CB8	US$2,500,000,000	$2,440,500,000	9/19/2017	1.200%	Fixed
CB9	US$1,500,000,000	$1,490,100,000	12/4/2015	0.625%	Fixed

Parties
Issuer	Royal Bank of Canada
Covered Bond Trustee	Computershare Trust Company of Canada
Guarantor LP	RBC Covered Bond Guarantor Limited Partnership

Royal Bank of Canada's Credit Ratings

	Moody's	Standard & Poor's	DBRS	Fitch Ratings
Senior Debt	Aa3	AA-	AA	AA
Subordinated Debt	A1	A	AA (low)	AA-
Short-Term	P-1	A-1+	R-1 (high)	F1+
Rating Outlook	Stable	Stable	Stable	Stable
Covered Bonds	Aaa	AAA	AAA	AAA

Events of Defaults & Test Compliance
Issuer Event of Default	No
Guarantor LP Event of Default	No

Supplementary Information

Series	Swap Provider	Translation Rate
CB2	Royal Bank of Canada	1.5070000 C$/€
CB3	Royal Bank of Canada	N/A
CB4	Royal Bank of Canada	N/A
CB5	Royal Bank of Canada	1.0051000 C$/US$
CB6	Royal Bank of Canada	N/A
CB7	Royal Bank of Canada	1.1149700 C$/CHF
CB8	Royal Bank of Canada	0.9762000 C$/US$
CB9	Royal Bank of Canada	0.9934000 C$/US$

Asset Coverage Test(2) (C$)

Outstanding Covered Bonds	$10,579,485,000

A = lesser of (i) LTV Adjusted True Balance and	$19,962,180,250	A (i)	$21,911,279,510
(ii) Asset Percentage Adjusted True Balance		A (ii)	$19,962,180,250
B = Principal Receipts		Asset Percentage:	91.10%
C = Cash Capital Contributions
D = Substitute Assets and/or Authorized Investments
Z = Negative Carry Factor calculation	$369,817,792
Total: A + B + C + D - Z	$19,592,362,458

Asset Coverage Test	Pass

(2) For further information regarding the Asset Coverage Test, please see pages 157 to 159 of the Global Prospectus or pages 116 to 119 of the U.S. Prospectus.

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2012	Page 1 of 4

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	12/31/2012

Cover Pool Summary Statistics

Previous Month Ending Balance	$22,248,662,045
Current Month Ending Balance	$21,937,279,016
Number of Mortgage Loans in Pool	147,658
Average Loan Size	$148,568
Number of Properties	128,265
Number of Borrowers	125,649

Weighted Average LTV - Authorized	70.27%
Weighted Average LTV - Drawn	62.53%
Weighted Average Rate	3.21%
Weighted Average Original Term	57.03	(Months)
Weighted Average Remaining Term	31.58	(Months)
Weighted Average Seasoning	25.45	(Months)

Cover Pool Delinqunecy Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	147,186	99.68	$21,853,219,659	99.61
30 to 59 days past due	200	0.14	$34,173,517	0.16
60 to 89 days past due	79	0.05	$14,365,077	0.07
90 or more days past due	193	0.13	$35,520,763	0.16
Total	147,658	100.00	$21,937,279,016	100.00

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
December 31, 2012	$385,281	0.02%

Cover Pool Flow of Funds

	31-Dec-2012		30-Nov-2012
Cash Inflows
Principal Collections	$311,383,030		$333,717,934
Interest Collections	$58,058,893		$64,115,012
Swap Interest Received	$56,515,924	2	$55,503,082	1
Cash Outflows
Swap Interest Paid	($58,058,893)	2	($64,115,012)	1
Intercompany Loan Interest	($56,402,892)	2	($55,392,076)	1
Intercompany Loan Principal	($311,383,030)	2	($333,717,934)	1
Net Inflows/(Outflows)	$113,032		$111,006
Notes:
1. Cash settlement occurred on December 17, 2012
2. Cash settlement to occur on January 17, 2013

Cover Pool Reserve Account

Reserve Account Balance	$0

Cover Pool Material Breaches or Representations and Warranties

Material Breaches or Representation and Warranties	Nil

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	18,751	12.70	$3,095,218,952	14.11
British Columbia	28,710	19.44	$5,540,107,196	25.25
Manitoba	5,291	3.58	$544,494,475	2.48
New Brunswick	2,258	1.53	$183,679,471	0.84
Newfoundland	1,447	0.98	$148,690,838	0.68
Northwest Territories	89	0.06	$14,385,010	0.07
Nova Scotia	4,283	2.90	$400,741,291	1.83
Nunavut	4	0.00	$743,777	0.00
Ontario	58,473	39.61	$8,886,685,691	40.50
Prince Edward Island	506	0.34	$42,959,132	0.20
Quebec	23,377	15.83	$2,553,372,114	11.64
Saskatchewan	4,370	2.96	$511,545,734	2.33
Yukon	99	0.07	$14,655,335	0.07
Total	147,658	100.00	$21,937,279,016	100.00

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2012	Page 2 of 4

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	12/31/2012

Cover Pool Bureau Score Distribution

Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	1,138	0.77	$208,552,241	0.95
499 and below	919	0.62	$121,365,479	0.55
500 - 539	730	0.49	$102,213,227	0.47
540 - 559	529	0.36	$77,959,162	0.36
560 - 579	675	0.46	$103,073,254	0.47
580 - 599	920	0.62	$134,990,067	0.62
600 - 619	1,402	0.95	$213,075,526	0.97
620 - 639	2,316	1.57	$362,395,730	1.65
640 - 659	3,389	2.30	$566,512,949	2.58
660 - 679	5,172	3.50	$857,580,326	3.91
680 - 699	6,696	4.53	$1,117,139,756	5.09
700 - 719	9,031	6.12	$1,507,456,931	6.87
720 - 739	12,253	8.30	$2,022,169,884	9.22
740 - 759	16,442	11.14	$2,634,632,986	12.01
760 - 779	19,802	13.41	$3,026,880,711	13.80
780 - 799	21,372	14.47	$3,124,922,575	14.24
800 and above	44,872	30.39	$5,756,358,212	26.24
Total	147,658	100.00	$21,937,279,016	100.00

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	88,575	59.99	$12,211,051,076	55.66
Variable	59,083	40.01	$9,726,227,940	44.34
Total	147,658	100.00	$21,937,279,016	100.00

Cover Pool Occupancy Type Distribution

Occupancy Code	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	12,874	8.72	$2,093,344,701	9.54
Owner Occupied	134,784	91.28	$19,843,934,315	90.46
Total	147,658	100.00	$21,937,279,016	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	53	0.04	$9,116,827	0.04
2.0000% - 2.4999%	26,508	17.95	$4,955,443,691	22.59
2.5000% - 2.9999%	34,083	23.08	$5,345,168,334	24.37
3.0000% - 3.4999%	22,662	15.35	$3,270,114,882	14.91
3.5000% - 3.9999%	39,346	26.64	$5,640,627,244	25.71
4.0000% - 4.4999%	15,057	10.20	$1,717,567,957	7.83
4.5000% - 4.9999%	1,694	1.15	$185,570,338	0.85
5.0000% - 5.4999%	3,266	2.21	$383,290,639	1.75
5.5000% - 5.9999%	3,660	2.48	$325,331,636	1.48
6.0000% - 6.4999%	1,271	0.86	$99,717,423	0.45
6.5000% - 6.9999%	40	0.03	$4,329,770	0.02
7.0000% and above	18	0.01	$1,000,275	0.00
Total	147,658	100.00	$21,937,279,016	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	22,124	14.98	$2,731,899,006	12.45
12.00 - 23.99	25,538	17.30	$3,579,341,170	16.32
24.00 - 35.99	35,414	23.98	$5,588,678,828	25.48
36.00 - 47.99	48,124	32.59	$7,587,939,339	34.59
48.00 - 59.99	14,257	9.66	$2,161,404,237	9.85
60.00 - 71.99	381	0.26	$51,070,334	0.23
72.00 - 83.99	1,616	1.09	$205,003,743	0.93
84.00 and above	204	0.14	$31,942,359	0.15
Total	147,658	100.00	$21,937,279,016	100.00

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2012	Page 3 of 4

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	12/31/2012

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	63,463	43.02	$3,364,523,550	15.34
100,000 - 149,999	27,322	18.50	$3,405,158,636	15.52
150,000 - 199,999	21,090	14.28	$3,657,607,973	16.67
200,000 - 249,999	13,311	9.01	$2,971,017,934	13.54
250,000 - 299,999	8,540	5.78	$2,332,550,575	10.63
300,000 - 349,999	4,997	3.38	$1,614,708,774	7.36
350,000 - 399,999	2,973	2.01	$1,107,371,637	5.05
400,000 - 449,999	1,805	1.22	$763,704,424	3.48
450,000 - 499,999	1,221	0.83	$578,116,858	2.64
500,000 - 549,999	751	0.51	$393,111,152	1.79
550,000 - 599,999	534	0.36	$306,691,013	1.40
600,000 - 649,999	356	0.24	$222,267,098	1.01
650,000 - 699,999	274	0.19	$184,807,493	0.84
700,000 - 749,999	212	0.14	$153,593,788	0.70
750,000 - 799,999	161	0.11	$124,289,168	0.57
800,000 - 849,999	95	0.06	$78,331,045	0.36
850,000 - 899,999	66	0.04	$57,655,590	0.26
900,000 - 949,999	63	0.04	$58,197,605	0.27
950,000 - 999,999	78	0.05	$75,902,934	0.35
1,000,000 and above	346	0.23	$487,671,769	2.22
Total	147,658	100.00	$21,937,279,016	100.00

Cover Pool Property Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	15,285	10.35	$2,223,198,025	10.13
Detached	113,559	76.91	$16,903,910,044	77.07
Duplex	3,029	2.05	$440,656,088	2.01
Fourplex	741	0.50	$140,258,340	0.64
Other	364	0.25	$47,217,364	0.20
Row (Townhouse)	7,379	5.00	$1,107,735,918	5.05
Semi-detached	6,455	4.37	$934,633,549	4.26
Triplex	846	0.57	$139,669,688	0.64
Total	147,658	100.00	$21,937,279,016	100.00

Cover Pool LTV - Authorized Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	5,120	3.99	$163,699,411	0.75
20.01 - 25.00	1,937	1.51	$119,684,552	0.55
25.01 - 30.00	2,189	1.71	$169,331,777	0.77
30.01 - 35.00	2,476	1.93	$228,948,038	1.04
35.01 - 40.00	3,208	2.50	$345,557,905	1.58
40.01 - 45.00	3,201	2.50	$383,257,657	1.75
45.01 - 50.00	4,825	3.76	$633,403,296	2.89
50.01 - 55.00	5,290	4.12	$791,632,348	3.61
55.01 - 60.00	6,912	5.39	$1,123,405,035	5.12
60.01 - 65.00	10,478	8.17	$2,006,623,018	9.15
65.01 - 70.00	7,934	6.19	$1,577,595,432	7.19
70.01 - 75.00	23,083	18.00	$3,557,270,154	16.22
75.01 - 80.00	51,612	40.23	$10,836,870,393	49.38
Total	128,265	100.00	$21,937,279,016	100.00

Cover Pool LTV - Drawn Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	9,155	7.14	$374,108,263	1.71
20.01 - 25.00	4,002	3.12	$299,342,071	1.36
25.01 - 30.00	4,628	3.61	$420,999,599	1.92
30.01 - 35.00	5,162	4.02	$547,297,167	2.49
35.01 - 40.00	5,985	4.67	$739,554,557	3.37
40.01 - 45.00	6,479	5.05	$882,697,616	4.02
45.01 - 50.00	7,765	6.05	$1,148,270,981	5.23
50.01 - 55.00	8,990	7.01	$1,475,766,797	6.73
55.01 - 60.00	10,642	8.30	$1,894,448,588	8.64
60.01 - 65.00	12,504	9.75	$2,472,570,282	11.27
65.01 - 70.00	11,788	9.19	$2,422,863,739	11.04
70.01 - 75.00	16,261	12.68	$3,432,002,190	15.64
75.01 - 80.00	24,904	19.41	$5,827,357,166	26.58
Total	128,265	100.00	$21,937,279,016	100.00

RBC Covered Bond Programme	Monthly Investor Report - December 31, 2012	Page 4 of 4